Intangible Assets (Details) - Schedule of intangible assets - Exploration and evaluation assets [member] - PEN (S/) S/ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018
Cost [Member]
Intangible Assets (Details) - Schedule of intangible assets [Line Items]
Beginning balance		S/ 88,161	S/ 57,250
Ending balance		100,389	88,161
Additions		5,335	27,850
Disposals		(726)
Transfers		7,619	3,061
Cost [Member] | IT applications [Member]
Intangible Assets (Details) - Schedule of intangible assets [Line Items]
Beginning balance		13,814	10,225
Ending balance		25,145	13,814
Additions		3,712	1,569
Disposals
Transfers		7,619	2,020
Cost [Member] | Finite life intangible [Member]
Intangible Assets (Details) - Schedule of intangible assets [Line Items]
Beginning balance		24,543	1,025
Ending balance		24,543	24,543
Additions			23,518
Disposals
Transfers
Cost [Member] | Indefinite life intangible [Member]
Intangible Assets (Details) - Schedule of intangible assets [Line Items]
Beginning balance		1,975	341
Ending balance		1,975	1,975
Additions			1,634
Disposals
Transfers
Cost [Member] | Exploration cost and mining evaluation [Member]
Intangible Assets (Details) - Schedule of intangible assets [Line Items]
Beginning balance	[1]	47,829	45,659
Ending balance	[1]	48,726	47,829
Additions	[1]	1,623	1,129
Disposals	[1]	(726)
Transfers	[1]		1,041
Accumulated amortization [member]
Intangible Assets (Details) - Schedule of intangible assets [Line Items]
Beginning balance		13,811	10,364
Ending balance		19,554	13,811
Additions		5,802	3,121
Disposals		(59)
Transfers			326
Accumulated amortization [member] | IT applications [Member]
Intangible Assets (Details) - Schedule of intangible assets [Line Items]
Beginning balance		6,706	4,703
Ending balance		9,176	6,706
Additions		2,470	2,003
Disposals
Transfers
Accumulated amortization [member] | Finite life intangible [Member]
Intangible Assets (Details) - Schedule of intangible assets [Line Items]
Beginning balance		802	111
Ending balance		3,256	802
Additions		2,454	691
Disposals
Transfers
Accumulated amortization [member] | Indefinite life intangible [Member]
Intangible Assets (Details) - Schedule of intangible assets [Line Items]
Beginning balance		71	37
Ending balance		71	71
Additions			34
Disposals
Transfers
Accumulated amortization [member] | Exploration cost and mining evaluation [Member]
Intangible Assets (Details) - Schedule of intangible assets [Line Items]
Beginning balance	[1]	6,232	5,513
Ending balance	[1]	7,051	6,232
Additions	[1]	878	393
Disposals	[1]	(59)
Transfers	[1]		326
Impairment of assets [Member]
Intangible Assets (Details) - Schedule of intangible assets [Line Items]
Beginning balance	[1]	33,469	33,469
Ending balance	[1]	33,469	33,469
Net Value		40,881
Net Value		47,366	40,881
Impairment of assets [Member] | IT applications [Member]
Intangible Assets (Details) - Schedule of intangible assets [Line Items]
Beginning balance	[1]
Ending balance	[1]
Net Value		7,108
Net Value		15,969	7,108
Impairment of assets [Member] | Finite life intangible [Member]
Intangible Assets (Details) - Schedule of intangible assets [Line Items]
Beginning balance	[1]
Ending balance	[1]
Net Value		23,741
Net Value		21,287	23,741
Impairment of assets [Member] | Indefinite life intangible [Member]
Intangible Assets (Details) - Schedule of intangible assets [Line Items]
Beginning balance	[1]
Ending balance	[1]
Net Value		1,904
Net Value		1,904	1,904
Impairment of assets [Member] | Exploration cost and mining evaluation [Member]
Intangible Assets (Details) - Schedule of intangible assets [Line Items]
Beginning balance	[1]	33,469	33,469
Ending balance	[1]	33,469	33,469
Net Value		8,128
Net Value		S/ 8,206	S/ 8,128

[1]	As of December 31, 2019 and 2018, the exploration and evaluation assets included mainly capital expenditures related to the coal project and to other minor projects related to the cement business.